Lease liabilities - Undiscounted lease payments (Details) - Feb. 29, 2024	CAD ($)	USD ($)
Lease liabilities
Undiscounted lease payments		$ 2,610,634
Less than one year
Lease liabilities
Undiscounted lease payments	$ 828,798
One year to five years
Lease liabilities
Undiscounted lease payments	$ 1,781,836